Shareholders' Equity - Narrative (Details)	12 Months Ended
	Dec. 31, 2017 vote / shares $ / shares shares	Dec. 31, 2016 $ / shares shares
Class of Stock [Line Items]
Common Stock, shares authorized (in shares)	750,000,000	750,000,000
Issuance of Common Stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred Stock, shares authorized (in shares)	10,000,000
Preferred Stock, par value (in dollars per share) | $ / shares	$ 0.01
Shares surrendered in lieu of cash payment (in shares)	6,895
Designate shares of preferred stock (in shares)	10,000,000
Votes per common share | vote / shares	1
Common stock investments, available for sale
Class of Stock [Line Items]
Exercise of common stock warrants (in shares)	416,295
Series A Preferred Stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)	4,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series C Preferred Stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)	500,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Series D Preferred Stock
Class of Stock [Line Items]
Preferred Stock, shares authorized (in shares)	2,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0